Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, (Loss) Gain [Line Items]
Gains (losses) Recognized in Income	$ 6,026	$ 2,356	$ (4,848)
Cost of Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (losses) Recognized in Income	401	(4,577)	4,639
Research and Development [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (losses) Recognized in Income	14	(736)	957
Selling, General and Administrative [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (losses) Recognized in Income	294	(950)	1,723
Interest and Other Income (Expense), Net [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (losses) Recognized in Income	5,845	7,038	(10,514)
Income Taxes [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (losses) Recognized in Income	$ (528)	$ 1,581	$ (1,653)